Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Subsequent Events
(1)
Subsequent to December 31, 2023, KEPCO and KEPCO Nuclear Fuel Co., Ltd., a subsidiary of the
Company
, borrowed long-term borrowings for the purposes of operation and details related thereto are as follows:

Company	Type	Interest Type	Interest rate (%)	Borrowing date	Maturity	Amount
	In millions of won
Korea Electric Power Corporation	Long-term borrowing (Mid- to long-term CP) (*)	Floating	3M CD+0.49	2024.02.21	2029.02.21	￦	200,000
	Long-term borrowing (Mid- to long-term CP) (*)	Floating	3M CD+0.50	2024.02.28	2029.02.28		200,000
	Long-term borrowing (Mid- to long-term CP) (*)	Floating	3M CD+0.34	2024.04.05	2027.04.05		250,000
	Long-term borrowing (Mid- to long-term CP) (*)	Floating	3M CD+0.48	2024.04.11	2027.04.09		250,000
KEPCO Nuclear Fuel Co., Ltd.	Long-term borrowings	Floating	3M Bank debenture rate+0.66	2024.01.04	2026.12.28		10,000
(*)	The maturity of mid- to long-term CPs corresponds to contract period of commercial paper repurchase agreements.

(2)
Subsequent to December 31, 2023, KEPCO and its subsidiaries Korea Hydro & Nuclear Power Co., Ltd., Korea Western Power Co., Ltd. and Korea Southern Power Co., Ltd. issued bonds denominated in Korean won and foreign currency for debt repayment and facility funding and details related thereto are as follows:

In millions of won and thousands of USD
Company	Type	Issue date	Maturity	Interest rate (%)		Amount
Korea Electric Power Corporation	FY24 Global 15th	2024.01.31	2027.01.31	4.88	USD	1,200,000
Korea Hydro & Nuclear Power Co., Ltd.	#77-1 Corporate bond	2024.03.05	2029.03.05	5yr KTB rate+0.35	￦	150,000
	#77-2 Corporate bond	2024.03.05	2034.03.05	10yr KTB rate+0.41		100,000
	#77-3 Corporate bond	2024.03.05	2044.03.05	20yr KTB rate+0.40		60,000
	#78-1 Corporate bond	2024.03.25	2029.03.25	3.62		100,000
	#78-2 Corporate bond	2024.03.25	2034.03.25	3.74		90,000
	#78-3 Corporate bond	2024.03.25	2044.03.25	3.72		100,000
Korea Western Power Co., Ltd.	#60-1 Corporate bond	2024.01.16	2026.01.16	3.67		150,000
	#60-2 Corporate bond	2024.01.16	2029.01.16	3.73		50,000
	#60-3 Corporate bond	2024.01.16	2044.01.16	3.74		20,000
	#61-1 Corporate bond	2024.01.25	2025.01.24	3.54		100,000
	#61-2 Corporate bond	2024.01.25	2027.01.25	3.73		40,000
	#61-3 Corporate bond	2024.01.25	2044.01.25	3.82		10,000
Korea Southern Power Co., Ltd.	#72-1 Corporate bond	2024.01.11	2027.01.11	3.70		70,000
	#72-2 Corporate bond	2024.01.11	2029.01.11	3.79		30,000
Korea East-West Power Co., Ltd.	#47-1 Corporate bond	2024.04.08	2027.04.08	3.62		30,000
	#47-2 Corporate bond	2024.04.08	2029.04.06	3.67		50,000

(3)
KEPCO KDN Co., Ltd., a subsidiary of the Company, sold all of its shares in the associate YTN Co., Ltd. (
21.43
%) on February 15, 2024 at the price of ￦
221,490
 million after the Korea Communications Commission approved to sell the shares.

(4)	On February 23, 2024, the board of directors of KEPCO decided to contribute ￦ 76,600 million for the construction of the campus of Korea Institute of Energy Technology.